Stockholders’ Deficit - Schedule of Fair Value Incentive Shares Determined Utilizing Level 2 Inputs (Details)	Feb. 13, 2024 $ / shares
Initial Shares [Member]
Schedule of Fair Value Incentive Shares Determined Utilizing Level 2 Inputs [Line Items]
Stock price (in Dollars per share)	$ 32
Volatility	97.10%
Remaining term	9 months
Risk-free rate	5.03%
Tranche 1 [Member]
Schedule of Fair Value Incentive Shares Determined Utilizing Level 2 Inputs [Line Items]
Stock price (in Dollars per share)	$ 32
Volatility	97.10%
Remaining term	1 year
Risk-free rate	4.87%
Tranche 2 [Member]
Schedule of Fair Value Incentive Shares Determined Utilizing Level 2 Inputs [Line Items]
Stock price (in Dollars per share)	$ 32
Volatility	97.10%
Remaining term	1 year
Risk-free rate	4.87%